Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 17, 2013

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund (the “Fund”)

File Nos. 33-72424, 811-8194

To Whom It May Concern:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated April 30, 2013, to the prospectus dated August 31, 2012, with respect to the Fund. The purpose of this filing is to submit the 497(e) filing dated April 30, 2013 in XBRL for the Fund.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler

David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP